Receivables (Details) - Schedule of Receivables - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables (Details) - Schedule of Receivables [Line Items]
Trade accounts receivable		$ 4,867,749	$ 2,691,702
Vendor rebates receivable		460	126,118
Credit card payments in process of settlement		102,917	116,187
Retainage	1,241,919	603,442	803,989
Total receivables		5,574,568	3,737,996
Allowance for doubtful accounts		(359,000)	(359,000)
Total receivables, net	$ 7,767,629	$ 5,215,568	$ 3,378,996